Restricted Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Restricted Bank Deposits

	As of December 31, 2020			As of December 31, 2019
	Non-current assets Million	Current assets Million	Total Million	Non-current assets Million	Current assets Million	Total Million
Restricted bank deposits
- Statutory deposit reserves (Note)	8,728	—	8,728	8,586	—	8,586
- Deposited customer reserves (Note)	—	2,332	2,332	1,435	—	1,435
- Pledged bank deposits	108	498	606	42	371	413

	8,836	2,830	11,666	10,063	371	10,434